Average Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP International Capital Appreciation Portfolio
Apr. 29, 2023
VIP International Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.40%)
Past 5 years	3.29%
Past 10 years	7.25%
VIP International Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(26.49%)
Past 5 years	3.17%
Past 10 years	7.13%
VIP International Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(26.57%)
Past 5 years	3.03%
Past 10 years	6.98%
F0340
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%